Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Share-based compensation

24 Share-based compensation

JBS and Seara - Share Based Compensation Plan

In the variable compensation plan, the Company’s directors and executive officers receive compensation based on the Company’s share price, which is paid on a deferred basis—one-third per year over three years.

These plans consist of cash settlement, as there is no actual trading of the Company’s shares, nor the issuance and/or transfer of shares for the settlement of the plan. The determination of the unit value equivalent to the number of shares used as the calculation basis is defined with reference to the eligible participant’s monthly salary, a salary multiple, and the average closing price of the Company’s common shares traded on the B3 stock exchange over the last 30 trading sessions prior to the disclosure of the annual results.

An amount of US$10,704 as of December 31, 2024 (US$8,217 as of December 31, 2023) was recognized under “General and administrative expenses” in the consolidated statement of income.

PPC - Share Based Compensation Plan

PPC operates an employee performance-based compensation plan, which provides for the granting of share-based awards to directors and other employees of PPC, members of the Board of Directors and any consultants. The awards granted consist of “incentive stock options,” which are nonqualified stock options (NSO), appreciation shares, restricted stock awards (“RSAs”) and restricted stock units (“RSUs”).

Share-based awards are converted into shares of PPC common stock shortly after the award is granted. The cost of remuneration to be recognized in the case of granting shares is determined by multiplying the number of awards granted by the closing price of a common share of PPC on the award grant date. Share-based awards (phantom shares) are converted into cash shortly after the award is granted. The cost of compensation to be recognized in the case of cash payment is determined by first multiplying the number of awards granted by the closing price of a share of PPC common stock on the award grant date. However, the same is adjusted on each subsequent date (i.e., expiration date, vesting date or period end date) by multiplying the number of awards granted by the closing price of a share of PPC common stock on that date. The President of the PPC establishes the criteria for granting options and selecting employees. The number of grantable shares authorized by the plan is limited to 2% of PPC’s share capital.

For the year ended December 31, 2024, the expenses recognized related to compensation plans with payment in shares and cash were US$11,684 and (US$1,480), respectively US$5,728 and US$1,888 respectively for the year ended December 31, 2023).

During 2024, the liability-based awards in PPC’ Europe and Mexico segments for the 2023 performance year were determined to have not met the performance threshold for payout, therefore PPC reversed the prior and current year recognized compensation costs related to these awards.

The following table presents the changes of restricted stock units (“RSUs”):

	December 31, 2024		December 31, 2023
Equity-based compensation, paid in shares	Number	Price	Number	Price
Initial balance	911	22.40	993	22.00
Grants	979	26.80	324	23.67
Exercised	(187)	21.76	(378)	22.25
Shares reissued	(131)	21.70	(28)	24.99
Ending balance	1,572	25.27	911	22.4

	December 31, 2024		December 31, 2023
Equity-based compensation, cash-settled	Number	Price	Number	Price
Initial balance	242	27.66	377	23.8
Grants	—	—	158	24.21
Exercised	—	—	(196)	25.27
Cancelled	(218)	34.32	(97)	22.81
Ending balance	24	45.92	242	27.66

There were no changes to premiums in the years ended December 31, 2024 and 2023.

The total fair values of equity awards and equity-based awards were US$7,100 on December 31, 2024 (US$9,300 on December 31,2023), no liability-based awards were vested during 2024 (US$5,600 on December 31, 2023), respectively. As of December 31, 2024, the total unrecognized compensation cost related to all unexercised share-based awards was US$9,000 (US$10,161 on December 31,2023), whose cost must be recognized over a weighted average period of 1.91 years (1.93 years on December 31, 2023). As of December 31, 2024, the total unrecognized compensation cost related to all nonvested liability-based awards was immaterial (US$4,100 on December 31, 2023), the cost of which must be recognized over a weighted average period of 1 year (1.73 years on December 31, 2023).

Historically, PPC has issued new shares, rather than treasury shares, for the share-based award.

The expected life of stock options is based on historical data and current expectations that are not necessarily indicative of exercises that may occur in the future. Expected volatility reflects the premise that historical volatility is indicative of future trends, which may not be the case.